NOTES PAYABLE - RELATED PARTY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 16, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 05, 2020	Apr. 13, 2020
Transfer of Financial Assets Accounted for as Sales [Line Items]
Notes payable - related party						$ 0	$ 0
Interest expense		$ 13,335	$ 364	$ 13,335	$ 2,455
Michael V Barbera [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Demand notes	$ 50,000
Debt term	6 months
Interest rate	10.00%
Discount rate								20.00%
Michael V Barbera [Member] | Convertible Promissory Notes [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Interest rate									12.00%
Ronald J Lo Ricco [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Demand notes	$ 50,000
Debt term	6 months
Interest rate	10.00%
Discount rate								20.00%
Ronald J Lo Ricco [Member] | Convertible Promissory Notes [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Interest rate									12.00%
Notes Payable, Other Payables [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Notes payable - related party						0	0
Interest expense						$ 2,455	$ 2,926